Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate
A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year ended December 31,
	2020	2021	2022
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(13.9%)	(16.9%)	(17.2%)
Permanent book — tax difference	(9.2%)	(6.1%)	4.1%
Difference in EIT rates of certain subsidiaries	(2.2%)	(2.5%)	(12.0%)

Total	(0.3%)	(0.5%)	(0.1%)

Schedule of Loss Before Income Tax Expenses (Benefit) for Domestic and Foreign
The loss before income tax expenses (benefit) for domestic and foreign components’ are as follows:

	Year ended December 31,
	2020	2021	2022
Domestic	558,657	870,174	316,425
Foreign	547,517	363,757	597,974

Total	1,106,174	1,233,931	914,399

Schedule of Current and Deferred Portions of Income Tax Expense (Benefit)
The current and deferred portions of income tax expense (benefit) included in the consolidated statements of comprehensive loss are as follows:

	Year ended December 31,
	2020	2021	2022
Current income tax expense	1,396	5,453	1,355
Deferred income tax benefit	(2,404)	(2,403)	(2,403)

Income tax expense (benefit)	(1,008)	3,050	(1,048)

Schedule of Significant Components of Deferred Tax Assets and Liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

	As of
	December 31, 2021	December 31, 2022
Deductible temporary difference to accruals and others	522,692	522,575
Tax losses carried forward	787,270	978,345
Less: Valuation allowance	(1,309,962)	(1,500,920)

Total of deferred tax assets	—	—

Taxable temporary difference related to acquired right to operate an online audio/video content platform	16,422	14,019

Total of deferred tax liabilities	16,422	14,019

Schedule of Movement of Valuation Allowance

	Year ended December 31,
	2020	2021	2022
Beginning balance	985,440	1,056,253	1,309,962
Current year additions	100,629	434,837	287,018
Current year reversals	(29,816)	(181,128)	(96,060)

Ending balance	1,056,253	1,309,962	1,500,920